Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2013	Jul. 31, 2013	Oct. 31, 2012
Balance Sheets [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	154,800,000	19,350,000	154,800,000
Common stock, shares outstanding	154,800,000	19,350,000	154,800,000